UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		02/14/2006
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 97
Form 13F Information Table Value Total: 842,869,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
3M Co						COM			88579Y101	1,378 		17,775 		x								 17,775
Abbott Labs					COM			002824100	1,425 		36,133 		x								 36,133
Allstate Corp					COM			020002101	826 		15,271 		x								 15,271
Altria Group Inc				COM			02209S103	3,605 		48,242 		x								 48,242
American Elec Pwr Inc				COM			025537101	148,360 	4,000,000 	x								 4,000,000
American Express Co				COM			025816109	1,484 		28,837 		x								 28,837
American Intl Group Inc				COM			026874107	17,762 		260,330 	x								 260,330
Amgen Inc					COM			031162100	2,262 		28,689 		x								 28,689
Anheuser-Busch Cos Inc				COM			035229103	775 		18,050 		x								 18,050
Apple Computer Inc				COM			037833100	1,386 		19,286 		x								 19,286
Arch Coal Inc					COM			039380100	90,514 		1,138,546 	x								 1,138,546
AT&T Inc					COM			00206R102	1,881 		76,809 		x								 76,809
Bank of America Corporation			COM			060505104	13,541 		293,402 	x								 293,402
BellSouth Corp					COM			079860102	1,154 		42,576 		x								 42,576
Beverly Enterprises Inc				COM NEW			087851309	34,306 		2,939,700 	x								 2,939,700
Boeing Co					COM			097023105	1,339 		19,068 		x				 				 19,068
Bristol Myers Squibb Co				COM			110122108	1,044 		45,424 		x				 				 45,424
Caterpillar Inc Del				COM			149123101	909 		15,737 		x								 15,737
CF Inds Hldgs Inc				COM			125269100	13,725 		900,000 	x								 900,000
Cisco Sys Inc					COM			17275R102	29,092 		1,699,301 	x								 1,699,301
Citigroup Inc					COM			172967101	15,732 		324,165 	x								 324,165
Coca Cola Co					COM			191216100	1,945 		48,248 		x								 48,248
Comcast Corp New				CL A			20030N101	1,323 		51,023 		x								 51,023
Consol Energy Inc				COM			20854P109	32,921 		505,072 	x								 505,072
Dell Inc					COM			24702R101	1,669 		55,733 		x								 55,733
Dow Chem Co					COM			260543103	982 		22,404 		x								 22,404
Du Pont E I De Nemours & Co			COM			263534109	984 		23,143 		x								 23,143
EBay Inc					COM			278642103	1,115 		25,802 		x								 25,802
Edison Intl					COM			281020107	6,542 		150,000 	x								 150,000
Lilly Eli & Co					COM			532457108	1,492 		26,369 		x								 26,369
E M C Corp Mass					COM			268648102	763 		55,998 		x								 55,998
Exelon Corp					COM			30161N101	829 		15,595 		x								 15,595
Federal Natl Mtg Assn				COM			313586109	1,089 		22,311 		x								 22,311
First Data Corp					COM			319963104	771 		17,935 		x								 17,935
Federal Home Ln Mtg Corp			COM			313400301	1,050 		16,072 		x								 16,072
General Electric Co				COM			369604103	8,637 		246,423 	x								 246,423
Goldman Sachs Group Inc				COM			38141G104	1,381 		10,815 		x								 10,815
Guidant Corp					COM			401698105	19,580 		302,400 	x								 302,400
Hewlett Packard Co				COM			428236103	1,906 		66,573 		x								 66,573
Home Depot Inc					COM			437076102	2,013 		49,733 		x								 49,733
Honeywell Intl Inc				COM			438516106	247 		6,621 		x								 6,621
Hudson City Bancorp				COM			443683107	9,817 		810,000 	x								 810,000
Intel Corp					COM			458140100	15,515 		621,598 	x								 621,598
International Business Machs			COM			459200101	16,200 		197,080 	x								 197,080
Johnson & Johnson				COM			478160104	18,580 		309,153 	x								 309,153
JP Morgan Chase & Co				COM			46625H100	6,415 		161,634 	x								 161,634
Kindred Healthcare Inc				*W EXP 04/20/200	494580111	1,455 		67,600 		x								 67,600
Kindred Healthcare Inc				*W EXP 04/20/200	494580129	12,278 		675,000 	x								 675,000
Lehman Bros Hldgs Inc				COM			524908100	541 		4,218 		x								 4,218
Lowes Cos Inc					COM			548661107	1,208 		18,128 		x								 18,128
Massey Energy Corp				COM			576206106	67,749 		1,789,000 	x								 1,789,000
MBNA Corp					COM			55262L100	795 		29,275 		x								 29,275
McDonalds Corp					COM			580135101	980 		29,065 		x								 29,065
Medtronic Inc					COM			585055106	1,620 		28,141 		x								 28,141
Merck & Co Inc					COM			589331107	1,623 		51,017 		x								 51,017
Merrill Lynch & Co Inc				COM			591088108	1,457 		21,518 		x								 21,518
MetLife Inc					COM			59156R108	862 		17,592 		x								 17,592
MGP Ingredients Inc				COM			55302G103	1,205 		102,104 	x								 102,104
Microsoft Corp					COM			594918104	13,633 		521,348 	x								 521,348
Morgan Stanley					COM NEW			617446448	1,433 		25,257 		x								 25,257
Motorola Inc					COM			620076109	23,887 		1,057,410 	x								 1,057,410
News Corp					CL A			65248E104	886 		56,986 		x								 56,986
NTL Inc Del					COM			62940M104	2,179 		32,000 		x				 				 32,000
NTL Inc Del					*W EXP 01/13/201	62940M138	138 		237,059 	x				 				 237,059
Oracle Corp					COM			68389X105	27,933 		2,287,704 	x								 2,287,704
Oregon Stl Mls Inc				COM			686079104	7,705 		261,900 	x								 261,900
Peabody Energy Corp				COM			704549104	4,393 		53,300 		x				 				 53,300
Pepsico Inc					COM			713448108	2,293 		38,808 		x								 38,808
Pfizer Inc					COM			717081103	15,408 		660,739 	x								 660,739
Pope & Talbot Inc				COM			732827100	5,653 		678,600 	x								 678,600
Posco 						SPONSORED ADR		693483109	2,683 		54,200 		x								 54,200
Procter & Gamble Co				COM			742718109	4,621 		79,838 		x								 79,838
Prudential Finl Inc				COM			744320102	872 		11,916 		x								 11,916
QUALCOMM Inc					COM			747525103	1,632 		37,891 		x								 37,891
Schering Plough Corp				COM			806605101	716 		34,329 		x								 34,329
Sprint Nextel Corp				COM FON			852061100	24,422 		1,045,476 	x								 1,045,476
Symantec Corp					COM			871503108	21,000 		1,200,000 	x								 1,200,000
Target Corp					COM			87612E106	1,131 		20,567 		x								 20,567
Texas Instrs Inc				COM			882508104	1,210 		37,738 		x								 37,738
Time Warner Inc					COM			887317105	1,904 		109,166 	x								 109,166
Tyco Intl Ltd New				COM			902124106	1,357 		47,033 		x								 47,033
United Parcel Service Inc			CL B			911312106	1,934 		25,734 		x								 25,734
United States Stl Corp New			COM			912909108	11,691 		243,200 	x								 243,200
United Technologies Corp			COM			913017109	1,331 		23,810 		x								 23,810
UnitedHealth Group Inc				COM			91324P102	1,824 		29,361 		x								 29,361
US Bancorp Del					COM NEW			902973304	1,270 		42,498 		x								 42,498
Verizon Communications				COM			92343V104	1,937 		64,307 		x								 64,307
Viacom Inc					CL B			925524308	1,200 		36,821 		x								 36,821
Wachovia Corp 2nd New				COM			929903102	1,938 		36,658 		x								 36,658
Walgreen Co					COM			931422109	1,051 		23,749 		x								 23,749
Wal-Mart Stores Inc				COM			931142103	2,717 		58,046 		x								 58,046
Disney Walt Co					COM DISNEY		254687106	1,119 		46,703 		x								 46,703
Washington Mut Inc				COM			939322103	1,008 		23,179 		x								 23,179
WellPoint Inc					COM			94973V107	1,138 		14,264 		x								 14,264
Wells Fargo & Co New				COM			949746101	2,465 		39,233 		x								 39,233
Wyeth						COM			983024100	1,437 		31,181 		x								 31,181
Yahoo Inc					COM			984332106	13,680 		349,154 	x								 349,154


